DERIVATIVE FINANCIAL LIABILITY	12 Months Ended
May 31, 2025
Disclosure Of Derivative Financial Liability [Abstract]
DERIVATIVE FINANCIAL LIABILITY [Text Block]

10. DERIVATIVE FINANCIAL LIABILITY

During the year-ended May 31, 2025, the Company issued a total of 53,181 warrants, for a five-year period, with an exercise price of US$4.675, in connection with the Company's underwritten U.S. public offering. As the warrants have a US dollar exercise price which is not the functional currency of the Company, they do not meet the definition of an equity instrument and as a result have been classified as a derivative financial liability. The derivative financial liability has been recognized at fair value on the date of issuance, being $182,137, as calculated using Black-Scholes pricing model, based on the following assumption ranges:

Risk-free interest rate	From 2.89% to 3.14%
Expected life	5 years
Expected volatility	63.05% to 64.06%
Dividend rate	Nil

The derivative financial liability is remeasured at fair value at each reporting date, with any changes in fair value recognized in the statement of loss and comprehensive loss. For the year-ended May 31, 2025, the Company recorded an increase in the fair value of the derivative financial liability of $220,916.

The following table summarizes the continuity of the derivative liability for the year-ended May 31, 2025:

Financial Liability $
Balance at May 31, 2024	-
Fair value of the derivative financial liability on the date of issuance	182,137
Fair value changes of the derivative financial liability	220,916
Balance at May 31, 2025	403,053

The fair value at May 31, 2025 was estimated using the Black-Scholes pricing model, based on the following assumptions:

Risk-free interest rate	2.84%
Expected life	4.44 years
Expected volatility	64.63%
Dividend rate	Nil